Leases Payable and Related Obligations (Details) - Schedule of Subsidiaries Held for Lease Agreements - Third Parties Lease Agreements [Member] R$ in Thousands	12 Months Ended
Jun. 30, 2024 BRL (R$)
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Lease liabilities	R$ 362,060
Fazenda Avarandado (Parceria II) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Ribeiro Gonçalves - PI
Lease liabilities	R$ 56,729
Fazenda ETH (Parceria III) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Alto Taquari - MT
Lease liabilities	R$ 13,556
Fazenda Agro-Serra (Parceria IV) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	São Raimundo de Mangabeira - MA
Lease liabilities	R$ 75,455
Fazenda Xingu (Parceria V) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Região do Xingu - MT
Lease liabilities	R$ 36,033
Fazenda Regalito (Parceria V) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Região do Xingu - MT
Lease liabilities	R$ 45,354
Fazenda Serra Grande II (Parceria VII) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Baixa Grande do Ribeiro - PI
Lease liabilities	R$ 31,455
Fazenda Unagro (Parceria VlII) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Santa Cruz - Bolívia
Lease liabilities	R$ 9,701
Fazenda São Domingos (Parceria IX) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Comodoro - MT
Lease liabilities	R$ 22,624
Fazenda Alto da Serra (Parceira X) [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Brotas - SP
Lease liabilities	R$ 58,198
Vehicle lease [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 3,575
Services with Identified assets [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 7,830
Land - Other [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	N.A.
Lease liabilities	R$ 778
Lease of vehicles and office in paraguay [Member]
Schedule of Subsidiaries Held for Lease Agreements [Abstract]
Location	Asunción - Paraguay
Lease liabilities	R$ 772